DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES, Cash Flow Hedges Included in AOCI (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
Derivative Financial Instruments and Hedging Activities [Abstract]
Amount of income (loss) recognized in accumulated other comprehensive loss	$ 0	$ (1,828)	$ (506)
Amount of income (loss) reclassified from accumulated other comprehensive loss into earnings	0	-1,146	-464